Common Stock	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Equity [Abstract]
Stockholders' Equity Note Disclosure [Text Block]
Note 7 – Common Stock

During the three month period ended March 31, 2017, i) the Company issued 5,843,954 shares of its Class A common stock at $0.15 per share for cash in the amount of $876,597 ($35,343 of which was only subscribed and still receivable at December 31, 2016), and ii) 75,000 shares at $0.15 per share for investment banking services in the amount of $11,250.

Additionally, i) the three convertible note holders elected to convert their $210,000 of notes into 1,400,000 shares of Class A common stock at $0.15 per share, and ii) 250,000 shares were issued pursuant to the Share Exchange Agreement at $0.03 per share. Also, iii) subscriptions receivable that were outstanding at December 31, 2016 in the amount of $81,481 were collected.

During the three month period ended June 30, 2017, the Company issued i) 240,333 shares of Class A common stock at $0.15 per share for cash in the amount of $36,050 pursuant to a Section 4(a)2 private placement offering, ii) 25,000 shares at $0.15 per share for the conversion of stock options (see Note 10), and iii) 75,000 shares at $2.90 per share for investment banking services valued at $217,500.

During the three month period ended September 30, 2017, the Company issued i) 100,000 shares of Class A common stock at $3.49 per share for consulting services in the amount of $349,000 and ii) 37,500 shares at $3.50 per share for investment banking services valued at $131,250.

On August 24, 2017 IronClad entered into an Investment Agreement for the potential future issuance and purchase of shares of its Class A common stock to establish an equity line of funding to IronClad. The agreement enables IronClad to issue stock to the counterparty of the agreement in exchange for cash amounts under certain defined conditions for the purchase of IronClad’s stock. In addition to the equity line, the agreement also included IronClad entering into the Commitment Note in the principal amount of $100,000 to finance the commitment fee of the Investment Agreement and the Convertible Note to borrow up to $330,000 (of which $165,000 was borrowed on August 24, 2017 and a subsequent $82,500 was borrowed on October 23, 2017). See Note 6.

A precondition to selling shares of our stock and thus making any draws under the equity line is to have in place a registration statement that has become effective. The Company filed a registration statement on October 17; that registration statement as of the date of the filing of this report has not gone effective. Consequently, as of the date of filing of this report, no amounts of funding have occurred under the equity line.

NOTE 3 – COMMON STOCK

Upon formation in 1929, the Company issued 1,500,000 shares of its common stock in exchange for mineral claims.  During 1937, the Company’s total authorized common stock was increased to 2,500,000 under a reorganization plan.

During 1996, due to a long period of inactivity, stockholders representing approximately 76% of the outstanding common stock of the Company could not be located.  The Company obtained an order from the Superior Court of Spokane County, Washington appointing a “trustee for the benefit of those stockholders who cannot be located”.  After obtaining this order, the Company adopted a plan of reorganization.  Under this plan of reorganization, the Company increased authorized common stock to 25,000,000 shares of which 23,292,907 were designated as Class A voting common stock and 1,707,093 were designated as Class B nonvoting common stock.  All of the Company’s locatable stockholders received share-for-share Class A voting common stock.  All of the Company’s unlocated stockholders received share-for-share Class B nonvoting common stock, which is held in trust for missing stockholders pending knowledge of their location.

If a previously unlocated recorded owner or beneficiary of a record owner is subsequently located, they must present satisfactory evidence and presentation of a share certificate or an “Affidavit of Loss” with an agreement to indemnify the Company for any future damage as a result of the certificate having been sold or transferred but not lost.  Upon satisfaction of these requirements, Class A voting common stock will be issued share-for-share in exchange for the Class B nonvoting common stock.  The relevant shares of Class B nonvoting common stock will then be cancelled.

During the year ended December 31, 2007, the Company issued 500,000 shares of Class A common stock to two directors for $35,000 in cash, according to the Company’s stock option plan.

During the years ended December 31, 2008 through December 31, 2011, the Company did not issue any shares of Class A common stock.

During the year ended December 31, 2012, the Company increased its authorized capital to 521,707,093 shares and changed its par value to $0.001 per share, of which 500,000,000 shares are designated as Class A common stock, 1,707,093 shares are designated as Class B common stock and 20,000,000 designated as Preferred Stock.  All amounts in the foregoing financials reflect this change.

During the period ending March 31, 2016 the Company identified 115,319 Class B shares that had previously been cancelled and re-issued as Class A shares. The shares have been reclassified and all affected periods have been updated to reflect this change.